Share-Based Payments Classified in the Companys Statement of Loss (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Share Based Payments Share-based Payments Classified In The Companys Statement Of Loss 1		$ 1,167,281
Share Based Payments Share-based Payments Classified In The Companys Statement Of Loss 2		807,157
Share Based Payments Share-based Payments Classified In The Companys Statement Of Loss 3		4,250,000
Share Based Payments Share-based Payments Classified In The Companys Statement Of Loss 4		721,601
Share Based Payments Share-based Payments Classified In The Companys Statement Of Loss 5		0
Share Based Payments Share-based Payments Classified In The Companys Statement Of Loss 6		4,250,000
Share Based Payments Share-based Payments Classified In The Companys Statement Of Loss 7		451,994
Share Based Payments Share-based Payments Classified In The Companys Statement Of Loss 8		0
Share Based Payments Share-based Payments Classified In The Companys Statement Of Loss 9		2,340,876
Share Based Payments Share-based Payments Classified In The Companys Statement Of Loss 10		807,157
Share Based Payments Share-based Payments Classified In The Companys Statement Of Loss 11		$ 8,500,000
Blah 5 1	$ (36,300)
Blah 5 2	(45,199)
Blah 5 3	871,269
Blah 5 4	1,033,200
Blah 5 5	315,031
Blah 5 6	57,550
Blah 5 7	239,463
Blah 5 8	578,120
Blah 5 9	52,737
Blah 5 10	419,635
Blah 5 11	(77,784)
Blah 5 12	359,025
Blah 5 13	331,468
Blah 5 14	431,986
Blah 5 15	1,032,948
Blah 5 16	$ 1,970,345